RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS [Abstract]
Compensation for Key Management and Board of Directors	Compensation for key management and Board of Directors
	Years ended December 31,
In thousands of USD	2023	2022	2021
Salaries and other emoluments	8,986	11,969	11,627
Total	8,986	11,969	11,627

Reconciliation of Deemed Distribution to Related Parties
A reconciliation of deemed distribution to related parties to the corresponding amounts presented in the consolidated statement of cash flows for all periods presented is as follows:

	Years ended December 31,
In thousands of USD	2023	2022	2021
Deemed distribution to related parties per consolidated statements of changes in invested capital and equity	-	-	(29,311)
Corporate allocations	-	-	(2,167)
Net effect of attribution of the assets and liabilities from Bitmain’s business transferred to the Group during the Reorganization	-	-	20,535
Total deemed distribution to related parties per consolidated statements of cash flows	-	-	(10,943)

Balances and Transactions with Related Parties
Transactions with Bitmain and BTC before the completion date of the Reorganization were disclosed as below:

	Years ended December 31,
In thousands of USD	2023	2022	2021
Revenue from Bitmain and BTC (1)	-	-	73,522

(1)	Revenue from Bitmain and BTC arise from the Group’s normal course of business, See Note 2.

Other Related Party Balances and Transactions
The following set forth other significant related party and the relationship with the Group:

Name of related party	Relationship with the Group
Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of Matrixport Group and has significant influence over Matrixport Group.

Assets and Liabilities with Related Party
Details of assets and liabilities with the related party are as follows:

	At December 31,
In thousands of USD	2023	2022
Due from a related party
- Trade receivables	187	75
- Loans to a related party (1)	-	322
Total due from a related party	187	397

Due to a related party
- Other payables(2)	33	316
Total due to a related party	33	316

(1)	Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.

(2)	Other payables represent the accrued service expense related to the custody and other services provided by the related party.

Details of transactions with the related party are as follows:
	Years ended December 31,
In thousands of USD	2023	2022	2021
- Provide service to a related party	754	3,076	530
- Receive service from a related party	228	425	294
- Interest earned from a related party	-	1,499	1,552
- Return of wealth management products from a related party	-	283	737
- Loss on disposal of subsidiaries to a related party	74	-	-
- Changes in fair value of financial assets at fair value through profit or loss	3,527	(952)	-

Summary of Cryptocurrency Transactions	The summary of transactions is as follows:

	Type of cryptocurrency	Amount in thousands of cryptocurrencies	Date of purchase / lending	Date of redemption / collection	Effective annual yield of return / interest rate
Loan	USDC	30,000	September 8, 2021	December 27, 2021	8.25%
Wealth management product - type A	USDT	30,000	October 20, 2021	December 28, 2021	13.00%
Wealth management product - type A	USDT	80,000	January 14, 2022	March 27, 2022	1.00%
Loan	USDT	15,000	April 1, 2022	June 28, 2022	5.83%
Loan	USDC	5,000	April 1, 2022	June 28, 2022	7.00%
Wealth management product - type A	USDT	10,000	April 15, 2022	June 17, 2022	3.06%
Loan	USDC	30,000	May 12, 2022	May 19, 2022	15.00%
Wealth management product - type B	USDT	10,000	June 17, 2022	June 28, 2022	5.70%
Wealth management product - type B	USDT	50,000	June 20, 2022	June 28, 2022	5.92%
Loan	USDC	80,000	July 1, 2022	September 28, 2022	4.13%
Loan	USDC	20,000	October 11, 2022	December 28, 2022	3.50%